Income Taxes - Deferred Tax Assets and Liabilities Reflected on the Consolidated Statements of Financial Position (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Deferred tax assets	$ 5,741	$ 5,884
Deferred tax liabilities	(2,018)	(1,890)
Net deferred tax assets (liabilities)	$ 3,723	$ 3,994	$ 5,042